Other information about investments - Joint arrangements and associates - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2020 KZT (₸)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Joint arrangements and associates
Share capital			€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital			4,005,358,876	€ 4,005,358,876
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)
Registered office	Frascati (RM)
Country of operation	Italy
Share capital			1,000,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Saipem SpA (#) (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital			2,191,384,693
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | ENI SpA
Joint arrangements and associates
% Ownership	30.54%
% Equity ratio	31.08%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	67.73%
% Equity ratio	68.92%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Saipem SpA
Joint arrangements and associates
% Ownership	1.73%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Commonwealth Fusion Systems Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $		$ 215,000,514.83
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	CZero Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $		8,116,660.78
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Form Energy Inc
Registered office	Sommerville (USA)
Country of operation	USA
Share capital | $		$ 124,001,561.31
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Tecninco Engineering Contractors Llp (†)
Registered office	Aksai (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸	₸ 29,478,455.00
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | EniProgetti SpA
Joint arrangements and associates
% Ownership	49.00%
Other activities | Italy | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Progetto Nuraghe Scarl
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital			€ 10,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Seven [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	48.55%
Other activities | Italy | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	51.45%